Annual Fund Operating Expenses (Invesco Global Equity Fund, Class Institutional, Invesco Global Equity Fund)	12 Months Ended
May 02, 2011
Invesco Global Equity Fund | Class Institutional, Invesco Global Equity Fund
Annual Fund Operating Expenses
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.97%